Annual Fund Operating Expenses	Sep. 30, 2025
First Trust Merger Arbitrage Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Shareholder servicing fee	0.15%
Dividends and interest expense on short sales	0.27%
All other expenses	0.13%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.07%	[1]
First Trust Merger Arbitrage Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Shareholder servicing fee	0.13%
Dividends and interest expense on short sales	0.27%
All other expenses	0.13%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.80%	[1]
First Trust Merger Arbitrage Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Shareholder servicing fee	0.08%
Dividends and interest expense on short sales	0.27%
All other expenses	0.13%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.75%	[1]
First Trust Multi-Strategy Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.25%
Shareholder servicing fee	0.09%
Dividends and interest expense on short sales	0.06%
All other expenses	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.86%	[2]
First Trust Multi-Strategy Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	1.00%
Shareholder servicing fee	0.09%
Dividends and interest expense on short sales	0.06%
All other expenses	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.61%	[2]
First Trust Multi-Strategy Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.00%
Shareholder servicing fee	0.08%
Dividends and interest expense on short sales	0.06%
All other expenses	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.60%	[2]

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.